Document and Entity Information	Dec. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2018
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	Apr. 30, 2018
Class I Prospectus | Mid Cap Growth Portfolio | Class I
Prospectus:
Trading Symbol	UMGPX